Stock-Based Compensation (Summary Of UNBC's Management Stock Plan) (Details) (UNBC [Member], USD $)	0 Months Ended
	Jul. 15, 2011	Apr. 15, 2011	Nov. 15, 2010
UNBC [Member]
Stock-Based Compensation [Line Items]
Units Granted	180,740	4,754,105	3,995,505
Fair Value of Stock	$ 4.94	$ 4.69	$ 4.72
Vesting Duration, Years	3Y	3Y	3Y
Pro-rata Vesting Date	July 15	April 15	April 15